Submission	Dec. 13, 2024
Submission [Line Items]
Central Index Key	0001425205
Registrant Name	IOVANCE BIOTHERAPEUTICS, INC.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES